UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07540

Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments

Global High Income Fund Inc.

Industry diversification (unaudited)

As a percentage of net assets

As of January 31, 2015

Bonds
Corporate bonds
Airlines	0.25%
Automobiles	0.09
Banks	8.39
Capital markets	1.34
Chemicals	0.13
Construction & engineering	0.15
Construction materials	0.47
Diversified financial services	3.78
Electric utilities	2.31
Electrical equipment	0.97
Energy equipment & services	0.06
Food & staples retailing	0.10
Food products	0.31
Independent power producers & energy traders	0.11
Metals & mining	0.36
Multiline retail	0.10
Oil, gas & consumable fuels	5.09
Real estate management & development	0.12
Road & rail	1.44
Specialty retail	0.12

Total corporate bonds	25.69
Non-US government obligations	68.78
Structured notes	3.60

Total bonds	98.07
Short-term investment	0.38

Total investments	98.45
Cash and other assets, less liabilities	1.55

Net assets	100.00%

Global High Income Fund Inc.

Portfolio of investments — January 31, 2015 (unaudited)

	Face amount	Value
Bonds — 98.07%
Corporate bonds — 25.69%
Azerbaijan — 0.90%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd.,
7.200%, due 10/31/16	$2,000,000	$1,995,000

Brazil — 2.80%
Banco do Brasil SA,
5.875%, due 01/26/22[1]	1,900,000	1,869,695
Caixa Economica Federal,
2.375%, due 11/06/17[1]	200,000	191,480
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[1]	500,000	447,500
5.750%, due 10/27/21[2]	2,200,000	1,969,000
Marfrig Holding Europe BV,
8.375%, due 05/09/18[2]	250,000	235,500
Minerva Luxembourg SA,
7.750%, due 01/31/23[2]	250,000	238,125
Petrobras Global Finance BV,
2.393%, due 01/15/19[3]	470,000	396,116
3.123%, due 03/17/20[3]	450,000	377,438
7.250%, due 03/17/44	545,000	466,683

		6,191,537

Chile — 0.11%
Empresa Electrica Angamos SA,
4.875%, due 05/25/29[1]	250,000	250,725

China — 1.05%
China Shanshui Cement Group Ltd.,
10.500%, due 04/27/17[2]	360,000	370,800
CNOOC Curtis Funding No 1 Pty Ltd.,
4.500%, due 10/03/23[1]	235,000	254,576
Golden Eagle Retail Group Ltd.,
4.625%, due 05/21/23[2]	250,000	211,465
Prosperous Ray Ltd.,
4.625%, due 11/12/23[2]	200,000	215,790
Sinochem Overseas Capital Co., Ltd.,
4.500%, due 11/12/20[1]	200,000	212,115
4.500%, due 11/12/20[2]	265,000	281,053
Sinopec Group Overseas Development 2014 Ltd.,
4.375%, due 04/10/24[1]	710,000	768,932

		2,314,731

Croatia — 0.10%
Agrokor DD,
8.875%, due 02/01/20[1]	200,000	216,516

Ecuador — 0.23%
EP PetroEcuador via Noble Sovereign Funding I Ltd.,
5.885%, due 09/24/19[2,3]	600,000	516,000

Hungary — 0.44%
Magyar Export-Import Bank Zrt,
4.000%, due 01/30/20[1]	650,000	656,796
5.500%, due 02/12/18[2]	300,000	318,099

		974,895

Global High Income Fund Inc.

Portfolio of investments — January 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
India — 1.29%
ABJA Investment Co. Pte Ltd.,
5.950%, due 07/31/24[2]	$225,000	$229,219
Canara Bank/London,
6.365%, due 11/28/21[3]	650,000	664,969
ICICI Bank Ltd.,
6.375%, due 04/30/22[2,3]	1,700,000	1,738,250
Vedanta Resources PLC,
9.500%, due 07/18/18[2]	210,000	204,750

		2,837,188

Indonesia — 1.40%
Indo Energy Finance II BV,
6.375%, due 01/24/23[2]	250,000	163,750
Majapahit Holding BV,
7.250%, due 06/28/17[1]	100,000	110,000
MPM Global Pte Ltd.,
6.750%, due 09/19/19[2]	200,000	200,489
Pertamina Persero PT,
4.300%, due 05/20/23[1]	200,000	198,500
5.625%, due 05/20/43[1]	200,000	196,676
6.000%, due 05/03/42[1]	1,700,000	1,741,106
6.500%, due 05/27/41[2]	200,000	215,750
Theta Capital Pte Ltd.,
6.125%, due 11/14/20[2]	250,000	253,750

		3,080,021

Kazakhstan — 0.90%
Development Bank of Kazakhstan JSC,
5.500%, due 12/20/15[1]	264,000	267,300
Kazakhstan Temir Zholy Finance BV,
6.950%, due 07/10/42[1]	750,000	667,500
6.950%, due 07/10/42[2]	350,000	311,500
KazMunayGas National Co. JSC,
4.400%, due 04/30/23[2]	200,000	174,250
5.750%, due 04/30/43[1]	700,000	563,784

		1,984,334

Malaysia — 1.02%
Malayan Banking Bhd,
3.250%, due 09/20/22[2,3]	2,250,000	2,256,778

Mexico — 2.04%
Cemex SAB de CV,
5.700%, due 01/11/25[1]	300,000	274,500
Comision Federal de Electricidad,
4.875%, due 01/15/24[2]	1,450,000	1,529,909
5.750%, due 02/14/42[1]	500,000	548,750
Elementia SAB de CV,
5.500%, due 01/15/25[1]	250,000	239,063
Empresas ICA SAB de CV,
8.875%, due 05/29/24[2]	490,000	336,875

Global High Income Fund Inc.

Portfolio of investments — January 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
Mexico — (concluded)
Petroleos Mexicanos,
5.625%, due 01/23/46[1]	$150,000	$152,925
6.625%, due 06/15/35	650,000	745,745
7.190%, due 09/12/24	MXN 10,000,000	689,523

		4,517,290

Morocco — 0.13%
OCP SA,
6.875%, due 04/25/44[1]	$250,000	280,625

Nigeria — 0.56%
FBN Finance Co. BV,
8.000%, due 07/23/21[1,3]	1,600,000	1,228,000

Panama — 0.25%
Avianca Holdings SA,
8.375%, due 05/10/20[2]	550,000	558,250

Peru — 0.37%
Fondo MIVIVIENDA SA,
3.500%, due 01/31/23[1]	450,000	439,101
InRetail Consumer,
5.250%, due 10/10/21[1]	230,000	231,150
Union Andina de Cementos SAA,
5.875%, due 10/30/21[1]	150,000	148,500

		818,751

Philippines — 0.97%
Power Sector Assets & Liabilities Management Corp.,
9.625%, due 05/15/28	1,400,000	2,149,000

Russia — 3.56%
Evraz Group SA,
6.500%, due 04/22/20[2]	250,000	181,250
Metalloinvest Finance Ltd.,
5.625%, due 04/17/20[2]	250,000	190,000
RSHB Capital SA for OJSC Russian Agricultural Bank,
5.298%, due 12/27/17[2]	1,000,000	834,690
6.000%, due 06/03/21[2,3]	550,000	363,000
8.700%, due 03/17/16	RUB 10,000,000	129,914
Sberbank of Russia,
5.717%, due 06/16/21[2]	$830,000	679,986
6.125%, due 02/07/22[2]	700,000	581,000
TMK OAO Via TMK Capital SA,
6.750%, due 04/03/20[2]	250,000	139,951
VEB Finance Ltd.,
5.375%, due 02/13/17[2]	2,550,000	2,263,125
5.942%, due 11/21/23[1]	500,000	333,040
6.025%, due 07/05/22[1]	200,000	132,000
6.025%, due 07/05/22[2]	1,400,000	924,000
6.800%, due 11/22/25[1]	1,000,000	670,150
6.902%, due 07/09/20[1]	200,000	147,200
6.902%, due 07/09/20[2]	400,000	294,400

		7,863,706

Global High Income Fund Inc.

Portfolio of investments — January 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
Singapore — 0.25%
Oversea-Chinese Banking Corp., Ltd.,
3.150%, due 03/11/23[2,3]	$550,000	$559,630

South Africa — 1.23%
Eskom Holdings SOC Ltd.,
6.750%, due 08/06/23[2]	500,000	507,500
Transnet SOC Ltd.,
9.500%, due 05/13/21[1]	ZAR 12,660,000	1,133,203
10.000%, due 03/30/29	12,000,000	1,067,068

		2,707,771

Sri Lanka — 1.08%
Bank of Ceylon,
5.325%, due 04/16/18[2]	$300,000	299,250
National Savings Bank,
8.875%, due 09/18/18[1]	900,000	991,125
8.875%, due 09/18/18[2]	1,000,000	1,101,500

		2,391,875

Turkey — 2.77%
Export Credit Bank of Turkey,
5.375%, due 11/04/16[1]	700,000	729,869
5.875%, due 04/24/19[1]	400,000	426,356
Turkiye Halk Bankasi AS,
3.875%, due 02/05/20[2]	1,700,000	1,628,770
4.875%, due 07/19/17[1]	800,000	819,000
Turkiye Vakiflar Bankasi Tao,
3.750%, due 04/15/18[2]	1,300,000	1,277,250
5.000%, due 10/31/18[2]	800,000	817,600
5.750%, due 04/24/17[2]	400,000	416,500

		6,115,345

United Arab Emirates — 0.60%
IPIC GMTN Ltd.,
5.500%, due 03/01/22[2]	1,126,000	1,323,050

Global High Income Fund Inc.

Portfolio of investments — January 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (concluded)
Venezuela — 1.64%
Petroleos de Venezuela SA,
5.250%, due 04/12/17[2]	$530,000	$198,975
6.000%, due 05/16/24[2]	1,700,000	529,550
6.000%, due 11/15/26[2]	2,360,000	722,986
8.500%, due 11/02/17[1]	454,000	257,918
8.500%, due 11/02/17[2]	610,000	346,541
9.000%, due 11/17/21[2]	2,860,000	998,855
9.750%, due 05/17/35[2]	1,650,000	577,500

		3,632,325

Total corporate bonds (cost — $64,605,188)		56,763,343

Non-US government obligations: 68.78%
Albania — 0.95%
Republic of Albania,
7.500%, due 11/04/15	EUR 1,800,000	2,100,247

Angola — 0.11%
Republic of Angola Via Northern Lights III BV,
7.000%, due 08/16/19[2]	$250,000	241,875

Argentina — 0.48%
Republic of Argentina,
0.000%, due 12/15/35[4]	520,000	38,740
0.000%, due 12/15/35[4]	501,737	35,122
7.000%, due 10/03/15	165,000	162,355
Series 1,
8.750%, due 06/02/17[5]	872,897	813,976

		1,050,193

Belarus — 1.95%
Republic of Belarus,
8.750%, due 08/03/15[2]	4,550,000	4,186,000
8.950%, due 01/26/18[2]	150,000	120,000

		4,306,000

Brazil — 9.09%
Federative Republic of Brazil,
5.000%, due 01/27/45	800,000	772,000
6.000%, due 08/15/50[6]	BRL 1,000,000	943,351
11.748%, due 07/01/16[7]	12,661,000	3,985,896
Notas do Tesouro Nacional, Series B,
6.000%, due 05/15/45[6]	7,089,000	6,701,049
Series F,
10.000%, due 01/01/17	1,280,000	458,292
10.000%, due 01/01/19	7,522,000	2,630,744
10.000%, due 01/01/21	6,428,000	2,203,358
10.000%, due 01/01/25	2,469,000	822,888

Global High Income Fund Inc.

Portfolio of investments — January 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Brazil — (concluded)
State of Minas Gerais,
5.333%, due 02/15/28[1]		$1,600,000	$1,579,280

			20,096,858

China — 0.24%
China Government Bond,
2.480%, due 12/01/20	CNY	3,500,000	530,946

Colombia — 3.86%
Republic of Colombia,
2.625%, due 03/15/23		$580,000	544,330
4.375%, due 07/12/21		350,000	371,000
4.375%, due 03/21/23	COP	395,000,000	148,701
6.000%, due 04/28/28		1,844,000,000	685,764
Series B,
6.000%, due 04/28/28		8,202,000,000	3,050,237
6.125%, due 01/18/41		$150,000	183,750
7.375%, due 09/18/37		575,000	779,125
8.125%, due 05/21/24		250,000	332,500
9.850%, due 06/28/27	COP	2,796,000,000	1,523,396
12.000%, due 10/22/15		2,130,000,000	916,563

			8,535,366

Costa Rica — 0.58%
Banco Nacional de Costa Rica,
4.875%, due 11/01/18[2]		$600,000	597,000
6.250%, due 11/01/23[1]		500,000	496,250
Republic of Costa Rica,
7.000%, due 04/04/44[1]		200,000	194,500

			1,287,750

Cote d’Ivoire — 0.34%
Republic of Cote d’Ivoire,
5.750%, due 12/31/32[2,8]		800,000	748,000

Dominican Republic — 0.60%
Republic of Dominica,
5.500%, due 01/27/25[1]		485,000	489,850
6.850%, due 01/27/45[1]		590,000	606,225
7.500%, due 05/06/21[1]		200,000	224,500

			1,320,575

Ecuador — 0.12%
Republic of Ecuador,
7.950%, due 06/20/24[1]		300,000	264,750

El Salvador — 0.49%
Republic of El Salvador,
7.750%, due 01/24/23[2]		320,000	363,600
8.250%, due 04/10/32[2]		615,000	712,631

			1,076,231

Ethiopia — 0.20%
Republic of Ethiopia,
6.625%, due 12/11/24[1]		450,000	437,625

Global High Income Fund Inc.

Portfolio of investments — January 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Gabon — 0.43%
Gabonese Republic,
6.375%, due 12/12/24[1]		$550,000	$517,000
6.375%, due 12/12/24[2]		470,000	441,800

			958,800

Ghana — 0.78%
Republic of Ghana,
7.875%, due 08/07/23[2]		700,000	612,808
8.125%, due 01/18/26[1]		700,000	612,577
8.500%, due 10/04/17[2]		500,000	496,250

			1,721,635

Honduras — 0.10%
Republic of Honduras,
8.750%, due 12/16/20[1]		200,000	222,018

Hungary — 2.06%
Government of Hungary,
5.375%, due 02/21/23		550,000	618,062
5.750%, due 11/22/23		800,000	922,000
6.500%, due 06/24/19	HUF	90,000,000	384,687
6.750%, due 02/24/17		70,000,000	281,462
7.500%, due 11/12/20		150,000,000	688,587
7.625%, due 03/29/41		$310,000	458,766
Magyar Fejlesztesi Bank Rt,
5.875%, due 05/31/16	EUR	1,000,000	1,195,509

			4,549,073

Indonesia — 7.55%
Indonesia Treasury Bond,
8.375%, due 03/15/34	IDR	1,210,000,000	105,168
9.000%, due 03/15/29		66,350,000,000	6,028,723
9.500%, due 07/15/23		29,400,000,000	2,669,035
11.750%, due 08/15/23		4,600,000,000	468,988
12.000%, due 09/15/26		12,215,000,000	1,323,472
Republic of Indonesia,
3.375%, due 04/15/23[2]		$300,000	292,875
3.750%, due 04/25/22[2]		430,000	432,687
4.875%, due 05/05/21[1]		1,080,000	1,166,400
5.875%, due 03/13/20[2]		1,000,000	1,123,750
6.625%, due 02/17/37[2]		920,000	1,131,600
7.750%, due 01/17/38[2]		785,000	1,082,319
8.500%, due 10/12/35[2]		400,000	584,000
11.625%, due 03/04/19[2]		200,000	267,000

			16,676,017

Iraq — 0.27%
Republic of Iraq,
5.800%, due 01/15/28[2]		750,000	600,000

Global High Income Fund Inc.

Portfolio of investments — January 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Non-US government obligations — (continued)
Kazakhstan — 0.28%
Republic of Kazakhstan,
3.875%, due 10/14/24[1]	$450,000	$406,687
4.875%, due 10/14/44[1]	250,000	218,438

		625,125

Kenya — 1.06%
Republic of Kenya,
5.875%, due 06/24/19[1]	900,000	902,250
6.875%, due 06/24/24[1]	735,000	764,400
6.875%, due 06/24/24[2]	650,000	676,000

		2,342,650

Lithuania — 0.17%
Republic of Lithuania,
6.625%, due 02/01/22[1]	300,000	372,743

Malaysia — 4.22%
Government of Malaysia,
3.580%, due 09/28/18	MYR 2,600,000	713,585
3.741%, due 02/27/15	450,000	124,060
3.835%, due 08/12/15	450,000	124,330
4.012%, due 09/15/17	9,200,000	2,563,600
4.181%, due 07/15/24	5,500,000	1,560,746
4.262%, due 09/15/16	5,100,000	1,422,700
4.498%, due 04/15/30	9,810,000	2,814,967

		9,323,988

Mexico — 4.46%
Mexican Bonos,
Series M,
7.750%, due 11/13/42	MXN 4,800,000	401,085
10.000%, due 12/05/24	16,580,000	1,512,053
10.000%, due 11/20/36	2,000,000	201,493
Mexican Udibonos,
Series S,
2.500%, due 12/10/20[6]	16,907,002	1,155,344
4.000%, due 11/15/40[6]	26,681,362	2,079,898
United Mexican States,
4.600%, due 01/23/46	$1,000,000	1,037,500
4.750%, due 03/08/44	1,100,000	1,190,750
5.550%, due 01/21/45	800,000	974,000
6.050%, due 01/11/40	1,030,000	1,300,375

		9,852,498

Mongolia — 1.38%
Development Bank of Mongolia LLC,
5.750%, due 03/21/17[2]	1,500,000	1,398,750
Mongolia Government International Bond,
4.125%, due 01/05/18[1]	300,000	271,500
5.125%, due 12/05/22[1]	1,650,000	1,369,500

		3,039,750

Montenegro — 0.53%
Republic of Montenegro,
7.875%, due 09/14/15	EUR 1,000,000	1,171,019

Global High Income Fund Inc.

Portfolio of investments — January 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Nigeria — 0.18%
Republic of Nigeria,
5.125%, due 07/12/18[2]		$200,000	$193,166
6.375%, due 07/12/23[2]		200,000	182,000
15.100%, due 04/27/17	NGN	2,500,000	13,271

			388,437

Pakistan — 0.18%
Islamic Republic of Pakistan,
7.125%, due 03/31/16[2]		$100,000	102,500
7.875%, due 03/31/36[2]		100,000	92,000
8.250%, due 04/15/24[2]		200,000	206,500

			401,000

Paraguay — 0.10%
Republic of Paraguay,
6.100%, due 08/11/44[1]		200,000	220,000

Peru — 2.29%
Republic of Peru,
5.625%, due 11/18/50		600,000	739,500
5.700%, due 08/12/24[1]	PEN	4,800,000	1,599,295
6.900%, due 08/12/37[2]		1,250,000	446,853
6.950%, due 08/12/31[1]		1,750,000	642,715
6.950%, due 08/12/31[2]		2,860,000	1,050,380
8.200%, due 08/12/26		1,442,000	578,416

			5,057,159

Philippines — 2.00%
Republic of the Philippines,
3.900%, due 11/26/22	PHP	47,000,000	1,084,583
3.950%, due 01/20/40		$200,000	219,750
4.950%, due 01/15/21	PHP	118,000,000	2,850,112
6.250%, due 01/14/36		10,000,000	263,080

			4,417,525

Poland — 3.79%
Republic of Poland,
4.750%, due 04/25/17	PLN	16,500,000	4,765,009
5.000%, due 04/25/16		5,300,000	1,490,153
5.000%, due 03/23/22		$200,000	229,448
5.500%, due 10/25/19	PLN	6,000,000	1,899,183

			8,383,793

Romania — 1.41%
Government of Romania,
4.375%, due 08/22/23[1]		$200,000	217,950
5.750%, due 01/27/16	RON	3,150,000	836,103
5.900%, due 07/26/17		5,200,000	1,451,671
6.125%, due 01/22/44[1]		$450,000	600,188

			3,105,912

Global High Income Fund Inc.

Portfolio of investments — January 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Russia — 1.76%
Russian Federation,
5.625%, due 04/04/42[1]		$1,000,000	$792,500
5.625%, due 04/04/42[2]		200,000	158,500
7.000%, due 01/25/23	RUB	25,100,000	245,659
7.050%, due 01/19/28		55,000,000	498,414
7.500%, due 03/31/30[1,8]		$524,000	527,668
7.500%, due 03/31/30[2,8]		30,130	30,341
7.600%, due 04/14/21	RUB	87,500,000	916,688
8.150%, due 02/03/27		69,500,000	717,599

			3,887,369

South Africa — 3.13%
Republic of South Africa,
5.500%, due 03/09/20		$100,000	110,000
5.875%, due 09/16/25		1,150,000	1,335,437
6.250%, due 03/31/36	ZAR	13,900,000	1,014,370
7.000%, due 02/28/31		14,000,000	1,142,130
7.750%, due 02/28/23		20,950,000	1,895,197
10.500%, due 12/21/26		11,050,000	1,201,755
13.500%, due 09/15/16		2,266,666	216,459

			6,915,348

Sri Lanka — 1.07%
Republic of Sri Lanka,
5.875%, due 07/25/22[2]		$700,000	729,750
6.250%, due 10/04/20[1]		550,000	580,938
6.250%, due 10/04/20[2]		1,000,000	1,056,250

			2,366,938

Thailand — 3.22%
Government of Thailand,
1.200%, due 07/14/21[2,6]	THB	160,042,740	4,597,847
3.775%, due 06/25/32		10,000,000	318,441
3.875%, due 03/07/18		2,100,000	67,049
3.875%, due 06/13/19		62,100,000	2,026,285
5.125%, due 03/13/18		3,400,000	112,546

			7,122,168

Turkey — 5.40%
Republic of Turkey,
5.125%, due 03/25/22		$1,450,000	1,575,062
5.625%, due 03/30/21		1,000,000	1,112,500
6.250%, due 09/26/22		230,000	267,088
6.750%, due 05/30/40		200,000	259,000
6.875%, due 03/17/36		250,000	323,437
7.100%, due 03/08/23	TRY	3,250,000	1,321,514
7.500%, due 11/07/19		$200,000	236,750
8.000%, due 02/14/34		350,000	499,187
8.500%, due 09/14/22	TRY	1,500,000	660,366
10.500%, due 01/15/20		12,100,000	5,676,410

			11,931,314

Global High Income Fund Inc.

Portfolio of investments — January 31, 2015 (unaudited)

	Face amount	Value
Bonds — (concluded)
Non-US government obligations — (concluded)
Ukraine — 0.29%
Financing of Infrastructural Projects State Enterprise,
8.375%, due 11/03/17[1]	$1,150,000	$546,254
Ukraine Government International Bond,
9.250%, due 07/24/17[2]	200,000	106,000

		652,254

Uruguay — 0.09%
Republic of Uruguay,
4.500%, due 08/14/24	116,000	126,730
6.875%, due 09/28/25	60,000	76,950

		203,680

Venezuela — 1.14%
Republic of Venezuela,
7.650%, due 04/21/25	2,850,000	919,125
7.750%, due 10/13/19[2]	365,000	119,538
8.250%, due 10/13/24[2]	2,000,000	655,000
9.250%, due 05/07/28[2]	712,000	248,488
9.375%, due 01/13/34	1,700,000	582,250

		2,524,401

Vietnam — 0.27%
Socialist Republic of Vietnam,
4.800%, due 11/19/24[1]	200,000	209,000
6.750%, due 01/29/20[2]	350,000	394,188

		603,188

Zambia — 0.16%
Republic of Zambia,
5.375%, due 09/20/22[1]	400,000	356,000

Total Non-US government obligations (cost $172,051,666)		151,988,218

Structured notes — 3.60%
Bangladesh — 0.71%
Standard Chartered Bank,
11.700%, due 06/05/18[1] (linked to People’s Republic of Bangladesh Bonds, 11.700% due 06/05/18)	1,485,000	1,565,964

Ghana — 0.24%
Citigroup Funding, Inc.,
23.000%, due 08/23/17[1] (linked to Republic of Ghana, 23.000%, due 08/21/17)	GHS 1,750,000	541,460

India — 2.65%
Standard Chartered Bank,
7.160%, due 05/20/23[1] (linked to Republic of India, 7.160%, due 05/20/23)	$5,775,736	5,851,277

Total structured notes (cost $7,998,844)		7,958,701

Total bonds (cost $244,655,698)		216,710,262

Global High Income Fund Inc.

Portfolio of investments — January 31, 2015 (unaudited)

	Shares	Value
Short-term investment — 0.38%
Investment company — 0.38%
UBS Cash Management Prime Relationship Fund[9] (cost $844,449)	844,449	$844,449

Total investments — 98.45% (cost $245,500,147)[10]		217,554,711
Cash and other assets, less liabilities — 1.55%		3,428,771

Net assets — 100.00%		$220,983,482

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$4,586,403
Gross unrealized depreciation	(32,531,839)

Net unrealized depreciation of investments	$(27,945,436)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	BRL	800,000	USD	294,724	03/18/15	$133
BB	IDR	11,532,413,042	USD	913,820	03/18/15	10,025
BB	INR	357,500,000	USD	5,648,155	03/18/15	(72,835)
BB	MXN	5,200,000	USD	353,681	03/18/15	7,732
BB	PHP	69,859,700	USD	1,559,098	03/18/15	(22,399)
BB	TRY	1,190,000	USD	510,905	03/18/15	28,770
BB	USD	1,132,181	CLP	694,480,000	03/18/15	(40,808)
BB	USD	5,350,585	MXN	79,606,000	03/18/15	(54,498)
BB	USD	2,522,405	PLN	8,500,000	03/18/15	(231,178)
CSI	BRL	11,360,000	USD	4,168,835	03/18/15	(14,361)
CSI	CNY	4,470,000	USD	722,833	03/18/15	11,095
CSI	MYR	3,300,000	USD	902,749	03/18/15	(3,557)
CSI	USD	5,190,445	MYR	18,205,487	03/18/15	(190,524)
DB	BRL	7,877,850	USD	2,877,438	03/18/15	(23,494)
DB	COP	1,425,000,000	USD	613,695	03/18/15	32,128
DB	MYR	9,715,000	USD	2,682,220	03/18/15	14,110
DB	USD	2,739,760	COP	6,667,890,000	03/18/15	(18,480)
DB	USD	2,205,961	RUB	133,217,999	03/18/15	(312,770)
DB	USD	68,913	THB	2,288,590	03/18/15	864
DB	USD	3,438,644	ZAR	40,195,000	03/18/15	(10,417)
GSI	BRL	1,220,000	USD	448,942	03/18/15	(310)
GSI	CLP	639,660,600	USD	1,025,508	03/18/15	20,283
GSI	PEN	6,837,000	USD	2,267,957	03/18/15	48,853
GSI	TRY	1,190,000	USD	511,059	03/18/15	28,924
GSI	USD	4,380,731	HUF	1,088,217,499	03/18/15	(428,931)
GSI	USD	166,560	RON	600,000	03/18/15	(13,795)
GSI	USD	3,096,428	TRY	7,134,324	03/18/15	(205,919)
JPMCB	EUR	4,010,000	USD	4,787,627	04/16/15	253,312
Net unrealized depreciation on forward foreign currency contracts						$(1,188,047)

Global High Income Fund Inc.

Portfolio of investments — January 31, 2015 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 20 contracts (USD)	March 2015	$2,814,455	$3,025,625	$211,170
5 Year US Treasury Notes, 8 contracts (USD)	March 2015	951,852	970,749	18,897
US Treasury futures sell contracts:
US Ultra Bond, 5 contracts (USD)	March 2015	(822,553)	(894,687)	(72,134)
10 Year US Treasury Notes, 2 contracts (USD)	March 2015	(252,275)	(261,750)	(9,475)
Net unrealized appreciation on futures contracts				$148,458

Currency swap agreements11

	Notional Amount
Counterparty	Pay contracts		Receive contracts		Termination date	Pay rate[12]	Receive rate[12]	Upfront payment	Value	Unrealized appreciation
BB	PHP	85,653,500	USD	2,085,803	12/18/15	1.300%	6 month USD LIBOR	$—	$146,821	$146,821

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[12]	Payments received by the Fund[12]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
CITI	BRL	6,749,706	01/02/17	1 Day CDI	12.280%	$—	$29,346	$29,346
CITI	BRL	2,814,422	01/04/21	12.570%	1 Day CDI	—	(87,086)	(87,086)
CITI	MXN	27,530,000	03/21/19	5.510	28 day MXIBTIIE	—	(69,022)	(69,022)
CITI	MXN	16,200,000	03/14/24	28 day MXIBTIIE	6.570	—	94,810	94,810
CITI	MYR	1,950,000	08/24/15	3 month KLIBOR	3.505	—	(1,593)	(1,593)
DB	MYR	7,650,000	08/24/15	3 month KLIBOR	3.500	—	(6,326)	(6,326)
DB	ZAR	12,700,000	05/31/23	3 month JIBAR	7.480	—	45,236	45,236
MLI	MXN	7,200,000	11/16/28	28 day MXIBTIIE	8.830	—	143,991	143,991
MLI	MXN	7,000,000	11/21/28	28 day MXIBTIIE	8.610	—	131,562	131,562
MLI	ZAR	35,000,000	06/04/18	3 month JIBAR	6.400	—	8,470	8,470

						$—	$289,388	$289,388

Credit default swap on credit indices—buy protection13

Counterparty	Referenced index[14]	Notional amount	Termination date	Payments made by the Fund[12]	Upfront payments received	Value	Unrealized appreciation
BB	CDX.EM Series 21 Index	USD 1,350,000	06/20/19	5.000%	$136,714	$(31,201)	$105,513
BB	CDX.EM Series 21 Index	USD 1,700,000	06/20/19	5.000	172,977	(39,290)	133,687
DB	CDX.EM Series 21 Index	USD 3,050,000	06/20/19	5.000	308,877	(70,490)	238,387
MLI	CDX.EM Series 20 Index	USD 1,500,000	12/20/18	5.000	106,500	(24,501)	81,999

					$725,068	$(165,482)	$559,586

Global High Income Fund Inc.

Portfolio of investments — January 31, 2015 (unaudited)

Credit default swaps on sovereign issues—buy protection13

Counterparty	Referenced obligation[14]	Notional amount	Termination date	Payments made by the Fund[12]	Upfront payments made	Value	Unrealized appreciation
DB	Federation of Russia bond, 7.500%, due 03/31/30	USD 1,000,000	03/20/16	1.000%	$(16,785)	$56,007	$39,222
DB	Republic of Colombia bond, 10.375%, due 01/28/33	USD 680,000	12/20/24	1.000	(37,843)	65,563	27,720

					$(54,628)	$121,570	66,942

Credit default swaps on sovereign issues—sell protection15

Counterparty	Referenced obligation[14]	Notional amount	Termination date	Payments received by the Fund[12]	Upfront payments received	Value	Unrealized depreciation	Credit spread[16]
BB	Federal Republic of Brazil bond, 12.250%, due 03/06/30	USD 180,000	06/20/22	1.000%	$14,775	$(18,412)	$(3,637)	2.610%
BB	Federation of Russia bond, 7.500%, due 03/31/30	USD 2,900,000	12/20/22	1.000	277,973	(850,049)	(572,076)	6.280
DB	Federal Republic of Brazil bond, 12.250%, due 03/06/30	USD 800,000	06/20/22	1.000	64,908	(81,830)	(16,922)	2.610
DB	United Mexican States bond, 7.500%, due 04/08/33	USD 680,000	12/20/24	1.000	22,977	(36,334)	(13,357)	1.640

					$380,633	$(986,625)	(605,992)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$56,763,343	$—	$56,763,343
Non-US government obligations	—	151,988,218	—	151,988,218
Structured notes	—	7,958,701	—	7,958,701
Short-term investment	—	844,449	—	844,449
Forward foreign currency contracts	—	456,229	—	456,229
Futures contracts	230,067	—	—	230,067
Swap agreements	—	721,806	—	721,806
Total	$230,067	$218,732,746	$—	$218,962,813
Liabilities
Forward foreign currency contracts	$—	$(1,644,276)	$—	$(1,644,276)
Futures contracts	(81,609)	—	—	(81,609)
Swap agreements	—	(1,316,134)	—	(1,316,134)
Total	$(81,609)	$(2,960,410)	$—	$(3,042,019)

At January 31, 2015, there were no transfers between Level 1 and Level 2.

Global High Income Fund Inc.

Portfolio of investments — January 31, 2015 (unaudited)

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $43,163,378 or 19.53% of net assets.

[2]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At January 31, 2015, the value of these securities amounted to $56,764,457 or 25.69% of net assets.

[3]	Variable or floating rate security — The interest rate shown is the current rate as of January 31, 2015 and changes periodically.
[4]	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[5]	Security is in default.
[6]

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

[7]	Rate shown reflects annualized yield at January 31, 2015 on zero coupon bond.
[8]	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2015. Maturity date disclosed is the ultimate maturity date.
[9]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 10/31/14	Purchases during the three months ended 01/31/15	Sales during the three months ended 01/31/15	Value 01/31/15	Net income earned from affiliate for the three months ended 01/31/15
UBS Cash Management Prime Relationship Fund	$6,240,018	$11,322,320	$16,717,889	$844,449	$1,092

[10]

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also maybe valued based on appraisals derived from information concerning the investments or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Fund. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Certain investments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m. Eastern time. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value.

[11]	Illiquid investment as of January 31, 2015.
[12]	Payments made or received are based on the notional amount.
[13]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[14]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[15]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

[16]

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

Portfolio acronyms

CDI	CHESS Depositary Interest
GDP	Gross Domestic Product
GMTN	Global Medium Term Note
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KLIBOR	Korea Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28 Day Rate
OJSC	Open Joint Stock Company

Counterparty abbreviations

BB	Barclays Bank PLC
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International

Currency abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GHS	Ghanaian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Global High Income Fund Inc.

The Fund’s Board of Directors (the “Board”) has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated October 31, 2014.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: April 1, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: April 1, 2015